Net Fee and Commission Income - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Fee and commission income (expense) [abstract]
Bank guarantees fee and commission income	€ 98	€ 103
Underwriting syndication loans fee and commission income	10	6
Structured finance fee and commission income	67	76
Collective instruments distribution fee and commission income	€ 112	€ 80